Financial Assets And Financial Liabilities - Summary Of Trade And Other Payables (Detail) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
Suppliers	€ 46,071,491	€ 40,573,427	€ 8,126,332
Various payables	3,584,382	351,000
Personnel (salaries payable)	4,123,231	3,255,208	554,906
Customer advances	45,464	110,889	218,199
Total	€ 53,824,568	€ 44,290,524	€ 8,899,437